Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2013
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated June 11, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Select Small Cap Value Equity Fund:

Effective as of the close of business on June 18, 2013, Class N shares of the Small Cap Value Equity Fund will be no longer available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Small Cap Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated June 11, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Select Small Cap Value Equity Fund:

Effective as of the close of business on June 18, 2013, Class N shares of the Small Cap Value Equity Fund will be no longer available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE